Prepaid Expenses and Long-term Prepaids (Details) - Argentine Football Association [Member] $ in Millions	Nov. 23, 2023 USD ($)
Prepaid Expenses [Line Items]
Agreed to pay amount	$ 15.0
Prepaid amount	$ 7.5